CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
STOCKHOLDERS' DEFICIENCY
Common Stock, Par Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Shares, Issued	89,036,000	89,036,000	89,036,000
Common Stock, Shares, Outstanding	89,036,000	89,036,000	89,036,000